Trade and other payables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Payables to merchants	₽ 12,801	₽ 12,116
Money remittances and e-wallets accounts payable	5,725	6,515
Deposits received from agents	8,357	6,246
Commissions payable	465	503
Accrued personnel expenses and related taxes	1,386	883
Provision for undrawn credit commitments (Note 27)		98
Other payables	794	934
Total trade and other payables	₽ 29,528	₽ 27,295